REVENUE FROM PRODUCT SALES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of revenue [Abstract]
Disclosure of revenue

	US Dollars
Figures in millions	2023	2022	2021
Revenue consists of the following principal categories:
Gold income (2)	4,480	4,388	3,903
Spot market sales	4,213	4,388	3,903
Concentrate sales (1)	267	—	—
By-products (2)	102	113	126
	4,582	4,501	4,029
(1) There have been no material provisional price adjustments for the year ended 31 December 2023.
(2) The disaggregation of revenue from contracts with customers by primary geographical region is described in the segmental information note (note 2).